Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Perritt Funds, Inc.
Entity Central Index Key	0001286087
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Perritt MicroCap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Perritt MicroCap Opportunities Fund
Class Name	Perritt MicroCap Opportunities Fund
Trading Symbol	PRCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Perritt MicroCap Opportunities Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.perrittcap.com/literature/. You can also request this information by contacting us at 1-800-332-3133.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-332-3133
Additional Information Website	https://www.perrittcap.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perritt MicroCap Opportunities Fund	$199	1.87%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended October 31, 2025, the Fund’s performance relative to the Bloomberg US Micro Cap Total Return Index was aided by its overweight position to the Materials sector, and by individual security selection within the Consumer Staples sector. The primary detractors were the Fund’s underweight allocation to the Healthcare sector and individual security selection within the Industrial and Information Technology sectors.
During the period, the strategy continued its overweight allocation to profitable companies relative to the index, as measured by those companies posting positive earnings per share. The portfolios allocation to profitable companies stood at approximately 61% compared to the approximately 24% for the Bloomberg US Micro Cap Total Return Index. This overweight allocation to profitable companies detracted from the Fund’s relative performance during the period as investors’ risk appetites for unprofitable companies continued and drove performance for those securities following the implementation of interest rate cuts and general investor excitement around certain subsectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Perritt MicroCap Opportunities Fund	12.49	13.66	6.81
Bloomberg US Aggregate Equity Total Return Index	20.96	16.68	14.07
Bloomberg US Micro Cap Total Return Index	23.66	10.57	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.perrittcap.com/literature/ for more recent performance information.
Net Assets	$ 59,959,232
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 584,613
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$59,959,232
Number of Holdings	96
Net Advisory Fee	$584,613
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Avino Silver & Gold Mines Ltd.	3.6%
Perma-Fix Environmental Services, Inc.	3.5%
Bel Fuse, Inc.	3.1%
Radiant Logistics, Inc.	2.6%
Silvercrest Asset Management Group, Inc.	2.6%
Legacy Housing Corp.	2.5%
NPK International, Inc.	2.5%
EZCORP, Inc.	2.1%
McEwen Mining, Inc.	2.1%
Endeavour Silver Corp.	2.1%

Top Sectors	(%)
Industrials	28.6%
Information Technology	16.2%
Materials	13.8%
Consumer Discretionary	10.8%
Financials	9.5%
Cash & Other	8.8%
Health Care	5.1%
Energy	3.3%
Communication Services	2.3%
Consumer Staples	1.6%
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Material Fund Change [Text Block]
OTHER MATERIAL FUND CHANGES:
Subsequent to the end of the fiscal year, the Fund announced a planned merger with the North Star Micro Cap Fund, Inc. The transaction was originally announced November 28, 2025 and is planned to close at the end of February 2026 pending shareholder approval. Following the merger, the North Star Microcap Fund will be the surviving entity.

Updated Prospectus Web Address	https://www.perrittcap.com/literature/

[1]
*	Percentages are based on a percent of net assets.